Details of Significant Accounts - Leasing arrangements, additional information (Details)	6 Months Ended
Jun. 30, 2025
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	2 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years